Wright Selected Blue Chip Equities Fund
                      Wright Major Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund

                    Wright U.S. Government Intermediate Fund
                      (formerly Wright U.S. Treasury Fund)
                      Wright U.S. Government Near Term Fund
                          Wright Total Return Bond Fund
                           Wright Current Income Fund
                     Wright U.S. Treasury Money Market Fund

           Supplement to Combined Statement of Additional Information
                                dated May 1, 2002

                     Wright Managed Growth with Income Fund
                     Wright Managed Income with Growth Fund*
                           Wright Managed Growth Fund*

           Supplement to Combined Statement of Additional Information
                                dated May 1, 2002

                  Catholic Values Investment Trust Equity Fund

                Supplement to Statement of Additional Information
                                dated May 1, 2002

As of the date of this supplement and through the anticipated conversion on June 14, 2002, PFPC, Inc., P.O. Box 9697, Providence, RI 02904 is the funds' transfer agent. See the Shareholder Manual for more information. Any reference to the funds' transfer agent in the above-referenced Statements of Additional Information is hereby replaced accordingly.

*As of the date of this supplement, shares of this fund are not available for purchase. Contact the Principal Underwriter or your broker for the latest information.

May 1, 2002